Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,455,189)	$ (523,646)	$ (2,775,965)	$ (1,603,669)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	422	213	1,442	544
Share-based compensation - stock options	25,358	0	50,717	0
Stock and warrants issued to directors and employees	849,077	427,154	833,139	1,112,981
Stock issued to employees in lieu of salary	37,000	0	100,692	0
Stock and warrants issued to advisors and consultants	280,235	0	964,162	157,500
Loss on change in fair value of derivative liabilities	0	1,486	1,949	0
Changes in assets and liabilities:
Increase in accounts receivable	(59,991)	0	(1,808)	0
Increase in inventory	(188,512)	(11,179)	(64,985)	(22,820)
Decrease (Increase) in supplier deposits	27,594	(134,470)	(122,305)	0
Decrease in prepaid expenses	11,733	1,527	(12,075)	(5,807)
Increase in security deposits	0	0	0	(5,798)
Decrease in accounts payable and accrued expenses	(146,016)	(84,231)	100,592	183,735
Net cash used in operating activities	(618,289)	(323,146)	(924,445)	(183,334)
Net cash from investing activities:
Purchases of property and equipment	(586)	(1,467)	(3,669)	(2,787)
Net cash used in investing activities	(586)	(1,467)	(3,669)	(2,787)
Net cash from financing activities:
Notes payable to related parties	(24,000)	50,000	74,000	187,500
Issuance of preferred stock	0	412,134	412,134	0
Sale of common stock	1,835,000	0	448,681	0
Net cash provided by financing activities	1,811,000	462,134	934,815	187,500
Net increase in cash and cash equivalents	1,192,125	137,521	6,701	1,379
Cash and cash equivalents at beginning of period	8,080	1,379	1,379
Cash and cash equivalents at end of period	1,200,205	138,900	8,080	1,379
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	7,262	7,262	0
Taxes paid	0	0	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for the conversion of notes payable to related parties			378,700
Accrued compensation converted to notes payable to related parties	37,000	141,200	178,600	0
Various Related Parties [Member] | Series A Preferred Stock [Member]
NON CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for the conversion of notes payable to related parties	0	378,700	378,700	0
Officer [Member]
NON CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for the conversion of notes payable to related parties	$ 37,000	$ 0	$ 249,200	$ 0